Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	942,568,006	942,568,006	942,568,006
Common stock, shares outstanding	942,568,006	942,568,006	942,568,006